Compensation of Key Management Personnel - Summary of the Remuneration of the Key Management Personnel (Details) - CAD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Compensation Of Key Management Personnel [Abstract]
Current employee benefits	[1]	$ 3,865	$ 5,466	$ 6,153
Pension costs		34	78	115
Share-based payments		1,521	4,351	4,917
Termination benefits		0	406	319
Remuneration of key management personnel		$ 5,420	$ 10,301	$ 11,504

[1]	Current employee benefits include salaries, bonuses, other employee benefits, other than those listed in the table and director fees paid in cash. In 2022, it also includes the fees paid to a consultant for the salary of the interim CFO for an amount of $407 covering the period from February 2022 to November 2022.